Schedule H, line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 203
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
THE TORO COMPANY RETIREMENT PLAN
Schedule H, line 4i - Schedule of Assets (Held at End of Year)

EIN 41-0580470 Plan #203

December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost	Current Value
	T. Rowe Price International Discovery Fund I Class	Mutual Fund	**	$16,090,723
	Vanguard Explorer Fund Admiral Shares	Mutual Fund	**	$21,794,194
	PIMCO International Bond Fund (Unhedged) Institutional Class	Mutual Fund	**	$2,809,636
	PGIM Total Return Bond Fund Class R6	Mutual Fund	**	$11,732,422
	American Beacon Small Cap Value Fund Class R6	Mutual Fund	**	$20,350,066
	Northern Trust Collective Aggregate Bond Index Fund	Common Collective Trust Measured at NAV	**	$12,672,478
	Northern Trust Collective S&P 500 Index Fund	Common Collective Trust Measured at NAV	**	$272,392,269
	Northern Trust Collective Russell 2000 Index Fund	Common Collective Trust Measured at NAV	**	$13,353,419
	Northern Trust Collective S&P 400 Index Fund	Common Collective Trust Measured at NAV	**	$56,339,120
	Great Gray Europacific Growth Trust Class R2	Common Collective Trust	**	$32,680,618
	Vanguard Retirement Savings Trust IV	Common Collective Trust	**	$35,657,455
	Vanguard Target Retirement Income Trust I	Common Collective Trust	**	$7,507,909
	Vanguard Target 2020	Common Collective Trust	**	$15,961,608
	Vanguard Target 2025	Common Collective Trust	**	$60,728,543
	Vanguard Target 2030	Common Collective Trust	**	$101,435,776
	Vanguard Target 2035	Common Collective Trust	**	$118,200,852
	Vanguard Target 2040	Common Collective Trust	**	$95,609,130
	Vanguard Target 2045	Common Collective Trust	**	$86,621,853
	Vanguard Target 2050	Common Collective Trust	**	$68,075,206
	Vanguard Target 2055	Common Collective Trust	**	$53,974,287
	Vanguard Target 2060	Common Collective Trust	**	$30,932,512
	Vanguard Target 2065	Common Collective Trust	**	$19,390,893
	Vanguard Target 2070	Common Collective Trust	**	$1,369,432
*	Fidelity Treasury Only Money Market	Money Market Fund	**	$17,442,537
*	Fidelity Brokerage Link	Self-Directed Brokerage	**	$26,891,469
*	The Toro Company	The Toro Company Common Stock	**	$185,416,083
*	Participant Loan Fund	Notes receivable from participants***	—	$102
*	Other receivable due to investments in transit	Other receivable due to investments in transit	**	$—
Total				$1,385,430,592
*    Party-in-interest as defined by ERISA.
**    Cost information is not required for Participant-directed investments and therefore is not included.
***    One loan outstanding with an interest rate of 5.00%.